GENERAL	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

Organization and Business

Rosetta Genomics Ltd. (the “Company”) commenced operations on March 9, 2000.

The Company’s integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company’s microRNA-based tests, RosettaGX Cancer Origin™, RosettaGX Reveal™, mi-LUNG™, and mi-KIDNEY™, are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, Clinical Laboratories Improvement Amendments (“CLIA”) certified lab. The Company’s broad menu of molecular and other assays for bladder, lung, prostate and breast cancer patients are offered through its facility in Lake Forest, California.

The Company has three wholly-owned subsidiaries in the United States: (1) Rosetta Genomics, Inc. (“Rosetta Inc.”), (2) Minuet Diagnostics, Inc. (“Minuet”), and (3) CynoGen, Inc. (“CynoGen” or “PersonalizeDx” and collectively with Rosetta Inc. and Minuet, the “U.S. Subsidiaries”). The principal business activities of the U.S. Subsidiaries are to commercialize the Company’s products, perform tests in its CLIA-approved laboratories and expand the business of the Company in the United States.

Discontinued Operations

During the first half of 2017, the Company committed to a plan to sell its PersonalizeDx business in order to focus on its core business.

Accordingly, PersonalizeDx’s results of operations and statement of financial position balances are presented as discontinued operations. All prior periods’ comparable results of operation, assets and liabilities have been retroactively reclassified to present the discontinued operations.

The results of the discontinued operations, including prior periods’ comparable results, assets and liabilities, which have been retroactively included in discontinued operations as separate line items in the statements of comprehensive loss and balance sheets, are presented below:

	Six months ended June 30,
	2017	2016

Revenues	$2,741	$4,227
Cost of revenues	2,167	2,904
Operating expenses	2,256	2,148
Operating loss	1,682	825

Financial expenses, net	1	-
Net loss	$1,683	$825

Depreciation expense totaled $276 and $314 for the six months ended June 30 2017 and 2016, respectively.

The major classes of assets and liabilities that were classified as discontinued operations were as follows:

	June 30	December 31
	2017	2016

Cash and cash equivalents	$445	$1,570
Short-term bank deposits	-	78
Trade receivables	2,018	2,520
Other accounts receivable and prepaid expenses	68	78
Property and equipment, net	779	1,817

Total assets of discontinued operations	$3,310	$6,063

Trade payables	515	702
Accrued expenses and other liabilities	143	172

Total liabilities of discontinued operations	$658	$874

On September 8, 2017, subsequent to the balance sheet date, the Company entered into a definitive agreement to sell the stock of Minuet along with its PersonalizeDx business to Pragmin Prognosis, Inc., in order to focus on its core miRNA business. The transaction is subject to certain closing conditions. As of the date of this filing, this transaction has not yet closed.

Reverse Stock Split

On March 16, 2017, the shareholders of the Company, at an Extraordinary General Meeting of Shareholders, approved a reverse stock split and consolidation of the registered (authorized) share capital of the Company as follows: every twelve (12) Ordinary Shares with a nominal (par) value of NIS 0.6 each were consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 7.2 each. All Ordinary Shares, options, warrants and per share amounts, including loss per share, have been adjusted to give retroactive effect to this reverse split for all periods presented.

Liquidity and Capital Resources

During the six-month period ended June 30, 2017, and the year ended December 31, 2016, the Company incurred operating losses from continued operation amounting to $2,904 and $13,184, respectively. The Company will be required to obtain additional liquidity resources in the near term in order to support its activities.

As of June 30, 2017, the Company’s cash position (cash and cash equivalents and short-term bank deposits) totaled approximately $1,325. The Company is addressing its liquidity issues by implementing initiatives to allow the coverage of budget deficit. On September 5, 2017, subsequent to the balance sheet date, the Company announced the implementation of a plan to reduce annual operating expenses through the reduction in employee and contractor headcount across several departments as well as expense control across in various areas of discretionary spending. The Company’s current operating plan includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures. The Company’s ability to successfully carry out its business plan is primarily dependent upon its ability to (1) obtain sufficient additional capital, (2) attract and retain knowledgeable employees, (3) increase its cash collections and (4) generate significant additional revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products.

On August 3, 2017, the Company entered into a securities purchase agreement with certain institutional healthcare investors in connection with the offering of 138,000 Class A Units (the “Class A Units”), each Class A Unit consisting of one Ordinary Share of the Company, par value NIS 7.2 per share (the “Ordinary Shares”), and one warrant to purchase 0.50 Ordinary Share (the “Series A Warrants”), and up to 1,811,974 Class B Units (the “Class B Units”, together with the Class A Units, the “Units”), each Class B Unit consisting of a Series A Warrant and one pre-funded warrant to purchase one Ordinary Share (the “Series B Warrants,” together with the Series A Warrants, the “Warrants”). Each Class A Unit was sold at a public offering price of $1.40 and each Class B Unit was sold at a public offering price of $1.39. The sale of the Units is referred to herein as the “Offering”. Upon the closing of the Offering on August 9, 2017, the Company received gross proceeds of approximately $2,712 for the Units.

The aggregate net proceeds to the Company from the Offering, after deducting the placement agent’s fees and expenses and the Company’s estimated offering expenses were approximately $2,200.

The Series A Warrants are immediately exercisable upon issuance and have a term of five years and the Series B Warrants are immediately exercisable upon issuance until exercised in full. The exercise price of the Series A Warrants is $1.50 per share and the exercise price of the Series B Warrants is $0.01 per share. The exercise price of the Warrants is subject to adjustment upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s Ordinary Shares and rights offerings and pro rata distributions with respect to all holders of the Company’s Ordinary Shares.

On September 28, 2017, the Company entered into definitive agreements with one prominent institutional healthcare investor for a private placement of unregistered convertible debentures (convertible into 2,173,914 Ordinary Shares) and warrants to purchase up to 2,173,914 Ordinary Shares for gross proceeds of $2,000.

The convertible debentures will (i) have a term of 30 years, (ii) be unsecured, (iii) not bear any interest and (iv) have a conversion price of $0.92 per share.

The warrants will (i) have a term of five years, (ii) be exercisable upon issuance and (iii) have an exercise price of $1.15 per share.

In the event of a reverse stock split, the conversion price of the convertible debentures may be reduced to the average of the volume weighted average price for the two days with the lowest volume weighted average price during the ten trading days immediately following the reverse stock split; provided that the conversion price of the debentures will not be adjusted below $0.20 per share. Additionally, the conversion price of the convertible debentures are subject to full ratchet anti-dilution protection in the event the Company issues securities below the conversion price then in effect; provided that the conversion price of the debentures will not be adjusted below $0.20 per share.

According to management estimates, liquidity resources as of June 30, 2017, and net proceeds from the August 2017 and September 2017 offerings, will be sufficient to maintain the Company’s operations into the latter part of the fourth quarter of 2017. The Company’s inability to raise funds to carry out its business plan will have a severe negative impact on its ability to remain a viable company.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.